Note 2 - Summary of Significant Accounting Policies - Employee and Director Stock Option Activity (Details) - $ / shares	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Balance (in shares)			1,471,000	1,471,000
Balance (in dollars per share)			$ 6.51	$ 6.51
Granted (in shares)
Granted (in dollars per share)
Cancelled (in shares)
Cancelled (in dollars per share)
Balance (in shares)	1,464,000			1,464,000	1,471,000
Balance (in dollars per share)	$ 6.49			$ 6.49	$ 6.51
Employees and Directors [Member]
Balance (in shares)	1,464,000	1,464,000	1,471,000	1,471,000
Balance (in dollars per share)	$ 6.49	$ 6.49	$ 6.49	$ 6.49
Granted (in shares)					1,300,000
Granted (in dollars per share)
Cancelled (in shares)			(7,000)
Cancelled (in dollars per share)			$ 10.38
Balance (in shares)		1,464,000	1,464,000		1,471,000
Balance (in dollars per share)		$ 6.49	$ 6.49		$ 6.49